     Filed with the Securities and Exchange Commission on October 8, 2008
                                                    Registration No. 333-141909
                                           Investment Company Act No. 811-09327
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 7
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 87

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 SANDERS ROAD
                          NORTHBROOK, ILLINOIS 60062
                                (847) 402-5000
   (Address and telephone number of depositor's principal executive offices)

                                 SUSAN E. LEES
             SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                        ALLSTATE LIFE INSURANCE COMPANY
                              3100 Sanders Road,
                          Northbrook, Illinois 60062
              (Name and Address of Agent for Service of Process)

                                   Copy To:

                               JOCELYN LIU, ESQ.
                               ASSISTANT COUNSEL
                         3100 Sanders Road, Suite J5B,
                  Northbrook, Illinois, 60062 (847) 402-5745

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on ______, pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on ______ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a) (ii) of Rule 485

[_] on ______ pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Units of Interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

================================================================================

RetirementAccess

Note: Registrant is filing this Post-Effective Amendment No. 7 to Registration Statement No. 333-141909 for the purpose of including the Prospectus Supplement in the Registration Statement. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment
No. 5 filed with the SEC on April 25, 2008, as supplemented, are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                        ALLSTATE LIFE INSURANCE COMPANY
                 3100 Sanders Road, Northbrook, Illinois, 60062

      ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES/SM/ ("B SERIES") ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES/SM/ ("L SERIES") ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES/SM/ ("X SERIES")

  Supplement to Prospectus Dated May 1, 2008, as Supplemented on July 28, 2008
                       Supplement dated February 9, 2009

 This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-866-695-2647.

 This supplement is being issued to describe enhancements that are being made to certain optional living benefits available under each of the above-referenced Annuities. The terms used in this supplement are defined in the Glossary of Terms in the prospectus. With respect to TrueIncome - Highest Daily 7, we (a) revise the way that certain withdrawals of the Annual Income Amount are impacted by the Contingent Deferred Sales Charge ("CDSC") (b) add an optional death benefit, (the "TrueIncome - Highest Daily 7 with Beneficiary Income Option") (c) add an optional benefit that increases the Annual Income Amount if the owner qualifies for increased payments, (the "TrueIncome - Highest Daily 7 with Lifetime Income Accelerator") (d) increase the range of "permitted portfolios" that you may elect if you have chosen the benefit, with some restrictions and (e) modify the asset transfer formula under the benefit, to make clear that the Account Value may include amounts allocated to certain Fixed Rate Options. For TrueIncome -Spousal Highest Daily 7, we (a) revise the way that certain withdrawals of the Annual Income Amount are impacted by CDSC
 (b) add an optional death benefit (the "TrueIncome - Spousal Highest Daily 7 with Beneficiary Income Option") (c) increase the range of "permitted portfolios" that you may elect if you have chosen the benefit, with some restrictions and (d) modify the asset transfer formula under the benefit, to make clear that the Account Value may include amounts allocated to certain Fixed Rate Options. The TrueIncome - Highest Daily 7 with Beneficiary Income Option and the TrueIncome - Spousal Highest Daily 7 with Beneficiary Income Option allow the beneficiary to continue to withdraw the Annual Income Amount until the Protected Withdrawal Value is depleted. Thus, the option may be appropriate for an Annuity Owner who wants to provide an additional death benefit option to his/her beneficiary.

 The TrueIncome - Highest Daily 7 with Lifetime Income Accelerator provides a benefit under which the Annuity Owner may withdraw double the Annual Income Amount once he/she meets the benefit's eligibility requirements (e.g., being confined to a qualified nursing facility or being unable to perform two daily life activities as defined below). Thus, this benefit may be appropriate for an Annuity Owner who may meet these requirements at a future date.

 Except as otherwise provided here, the description of each optional living benefit set forth in the May 1, 2008 prospectus remains unchanged.

 CHANGES TO TRUEINCOME - HIGHEST DAILY 7

 A. Addition of Death Benefit (TrueIncome/SM/ - Highest Daily 7 with Beneficiary Income Option)

 For elections of TrueIncome - Highest Daily 7 on or after February 9, 2009, the Annuity Owner may opt for a death benefit, the value of which is linked to the Annual Income Amount under the benefit. As detailed below, a beneficiary taking the Annuity's death benefit under this feature is paid the Annual Income Amount until the Protected Withdrawal Value is depleted. (Note that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount). We may impose a maximum charge of 2.00% of Protected Withdrawal Value ("PWV") annually, but currently impose a charge of 0.95% of PWV annually, if you choose TrueIncome - Highest Daily 7 with Beneficiary Income Option. See the table entitled "Your Optional Benefit Fees and Charges" in the prospectus for a description of all fees and charges related to optional benefits.

 1. To reflect this death benefit option, we add the following to the description of TrueIncome - Highest Daily 7, immediately after the sub-section entitled Additional Tax Considerations:

 TrueIncome/SM/ - Highest Daily 7 with Beneficiary Income Option
 We offer an optional death benefit feature under this benefit, the amount of which is linked to your Annual Income Amount. We refer to this optional death benefit as the Beneficiary Income Option or ("BIO"). You may choose TrueIncome
 - Highest Daily 7 without also selecting the Beneficiary Income Option death benefit. You must elect the Beneficiary Income Option death benefit at the time you elect TrueIncome - Highest Daily 7. If you elect TrueIncome - Highest Daily 7 prior to your state's approval of the Beneficiary Income Option and would like to add this feature later, you must terminate the TrueIncome - Highest Daily 7 benefit and elect the TrueIncome - Highest Daily 7 with Beneficiary Income Option. If you elected the TrueIncome - Highest Daily 7 benefit, you will have a 90 day transition period from the date the Beneficiary Income Option is approved in your state of residence to terminate your TrueIncome - Highest Daily 7 benefit and elect the TrueIncome - Highest Daily 7 benefit with Beneficiary

 Income Option. If you do not elect to add the Beneficiary Income Option in the 90 day transition period, you can elect it on any anniversary of the Issue Date that is at least 90 calendar days from the date that the TrueIncome - Highest Daily 7 benefit was terminated. If you terminate your TrueIncome - Highest Daily 7 benefit to elect the TrueIncome - Highest Daily 7 with Beneficiary Income Option benefit, you will lose the guarantees that you had accumulated under your TrueIncome - Highest Daily 7 benefit and will begin new guarantees under the TrueIncome - Highest Daily 7 with BIO benefit based on the Account Value as of the date the new benefit is elected.

 If you elect this death benefit, you may not elect any other optional benefit. You may elect the Beneficiary Income Option death benefit so long as the Annuitant is no older than age 75 at the time of election. For purposes of this optional death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under TrueIncome - Highest Daily 7 itself (except that for the X Series, we exclude from the Protected Withdrawal Value the amount of any Credit that was granted within 12 months prior to death). Because the fee for this benefit is based on the Protected Withdrawal Value, the fee for TrueIncome - Highest Daily 7 with the Beneficiary Income Option may be greater than it would have been based on the Account Value alone.

 Upon a death that triggers payment of a death benefit under the Annuity, we identify the following amounts: (a) the amount of the basic death benefit under the Annuity (b) the Protected Withdrawal Value and (c) the Annual Income Amount. If there were no withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death. If there were withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.

 If there is one beneficiary, he/she must choose to receive either the basic death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of periodic payments of the Annual Income Amount - such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Thus, each beneficiary can choose to take his/her portion of either (a) the basic death benefit or (b) the Beneficiary Income Option death benefit. In order to receive the Beneficiary Income Option death benefit, each beneficiary's share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary's death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.

 Here is an example to illustrate how the death benefit may be paid:

   . Assume that (i) the basic death benefit is $50,000, the Protected Withdrawal Value is $100,000, and the Annual Income Amount is $5,000;
       (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.
   . Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year pay out period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value).
   . The pro-rated portion of the Annual Income Amount, equal to $3,750 annually (i.e., the first beneficiary's 75% share multiplied by $5000), is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary's 75% share of the $100,000 Protected Withdrawal Value).

 The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

 If you elect to terminate TrueIncome - Highest Daily 7 with Beneficiary Income Option, both TrueIncome - Highest Daily 7 and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate TrueIncome - Highest Daily 7 with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the "Election and Designations under the Program" section, above.

 2. We add the following as a new line item within the portion of the fee table entitled "Your Optional Benefit Fees and Charges" to reflect the fee for TrueIncome - Highest Daily 7 With Beneficiary Income Option:

 TrueIncome - Highest Daily 7 with Beneficiary Income Option: maximum charge of 2.00% of PWV; current charge of 0.95% of PWV.*

          Total Maximum Charges               Total Current Charges
    ----------------------------------- -----------------------------------
    B Series: 1.15% of Sub-account net  B Series: 1.15% of Sub-account net
          assets + 2.00% of PWV               assets + 0.95% of PWV
    L Series: 1.50% of Sub-account net  L Series: 1.50% of Sub-account net
          assets + 2.00% of PWV               assets + 0.95% of PWV
    X Series: 1.55% of Sub-account net  X Series: 1.55% of Sub-account net
          assets + 2.00% of PWV               assets + 0.95% of PWV

 * TrueIncome - Highest Daily 7 with Beneficiary Income Option. Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For B Series, 0.95% of PWV is in addition to 1.15% annual charge of amounts invested in the Sub-accounts. For L Series, 0.95% of PWV is in addition to 1.50% annual charge of amounts invested in the Sub-accounts. For X Series, 0.95% of PWV is in addition to 1.55% annual charge of amounts invested in the Sub-accounts.

 B. Addition of Lifetime Income Accelerator Feature (TrueIncome/SM/ - Highest Daily 7 with Lifetime Income Accelerator).

 1. The following is added at the end of the section concerning TrueIncome - Highest Daily 7.

 TrueIncome - Highest Daily 7 with Lifetime Income Accelerator/SM/. We offer another version of TrueIncome - Highest Daily 7 that we call TrueIncome - Highest Daily 7 with Lifetime Income Accelerator ("TrueIncome - Highest Daily 7 with LIA"). This version is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions TrueIncome - Highest Daily 7 with LIA is offered as an alternative to other lifetime withdrawal options. If you elect this benefit, you may not elect any other optional benefit. The income benefit under TrueIncome - Highest Daily 7 with LIA currently is based on a single "designated life" who is between the ages of 55 and 75 on the date that the benefit is elected. If you elected the TrueIncome - Highest Daily 7 benefit prior to your state's approval of LIA, you will have a 90 day transition period from the date the TrueIncome - Highest Daily 7 with Lifetime Income Accelerator is approved in your state of residence to terminate your TrueIncome - Highest Daily 7 benefit and elect the TrueIncome - Highest Daily 7 with LIA benefit. If you do not elect to add the Lifetime Income Accelerator option in the 90 day transition period, you can elect it on any anniversary of the Issue Date that is at least 90 calendar days from the date that the TrueIncome - Highest Daily 7 benefit was terminated. If you terminate your TrueIncome - Highest Daily 7 Benefit to elect the TrueIncome - Highest Daily 7 with LIA benefit, you will lose the guarantees that you had accumulated under your TrueIncome - Highest Daily 7 benefit and will begin the new guarantees under the TrueIncome - Highest Daily 7 benefit with LIA based on the account value as of the date the new benefit is elected.

 TrueIncome - Highest Daily 7 with LIA guarantees, until the death of the single designated life, the ability to withdraw an amount equal to double the Annual Income Amount (which we refer to as the "LIA Amount") if you meet the conditions set forth below. If you choose the TrueIncome - Highest Daily 7 with LIA, the maximum charge we may impose is 2.00% of Protected Withdrawal Value ("PWV") annually. We deduct the current charge (0.95% of PWV) at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation
 Day), we deduct 0.2375% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the Protected Withdrawal Value, the fee for TrueIncome - Highest Daily 7 with LIA may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described below.

 If this benefit is being elected on an Annuity held as a 403 (b) plan, then in addition to meeting the eligibility requirements listed below for the LIA Amount you must separately qualify for distributions from the 403 (b) plan itself.

 You may choose TrueIncome - Highest Daily 7 without also electing LIA, however you may not elect LIA without TrueIncome - Highest Daily 7. All terms and conditions of TrueIncome - Highest Daily 7 apply to this version of the benefit, except as described herein. Currently, if you elect TrueIncome - Highest Daily 7 with LIA and subsequently terminate the benefit, you will be able to re-elect TrueIncome - Highest Daily 7 with LIA but all conditions of the benefit described below must be met, and you may be subject to a waiting period until you can elect this or another lifetime withdrawal benefit.

 Eligibility Requirements for LIA Amount. Both a waiting period of 36 months, from the benefit effective date, and an elimination period of 120 days, from the date of notification that one or both of the requirements described immediately below have been met, apply before you can become eligible for the LIA Amount. Assuming the 36 month waiting period has been met and we have received the notification referenced in the immediately preceding sentence, the LIA amount would be available for withdrawal on the Valuation Day immediately after the 120th day. The waiting period and the elimination period may run concurrently. In addition to satisfying the waiting and elimination period, either or both of the following requirements ("LIA conditions") must be met. It is not necessary to meet both conditions:

    1. The designated life is confined to a qualified nursing facility. A qualified nursing facility is a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting.
    2. The designated life is unable to perform two or more basic abilities of caring for oneself or "activities of daily living." We define these basic abilities as:

       i. Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.
       ii.Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
      iii.Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.
       iv.Toileting: Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.
       v. Transferring: Moving into or out of a bed, chair or wheelchair. vi.Continence: Maintaining control of bowel or bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform personal hygiene (including caring for catheter or colostomy bag).

 You must notify us when the LIA conditions have been met. If, when we receive such notification, there are more than 120 days remaining until the end of the waiting period described above, you will not be eligible for the LIA Amount. If there are 120 days or less remaining until the end of the waiting period when we receive notification that the LIA conditions are met, we will determine eligibility for the LIA Amount through our then current administrative process, which may include, but is not limited to, documentation verifying the LIA conditions and/or an assessment by a third party of our choice. Such assessment may be in person and we will assume any costs associated with the aforementioned assessment. Once eligibility is determined, the LIA Amount is equal to double the Annual Income Amount as described in this prospectus under TrueIncome - Highest Daily 7.

 Additionally, we will reassess your eligibility on an annual basis although your LIA benefit for the year that immediately precedes our reassessment will not be affected if it is determined that you are no longer eligible. Your first reassessment may occur in the same year as your initial assessment. If we determine you are no longer eligible to receive the LIA Amount, upon the next Annuity Anniversary the Annual Income Amount would replace the LIA Amount. There is no limit on the number of times you can become eligible for the LIA Amount, however, each time would require the completion of the 120-day elimination period, notification that the designated life meets the LIA conditions, and determination, through our then current administrative process, that you are eligible for the LIA Amount, each as described above.

 LIA Amount at the First Withdrawal. If your first withdrawal subsequent to election of TrueIncome - Highest Daily 7 with LIA occurs while you are eligible for the LIA Amount, the available LIA Amount is equal to double the Annual Income Amount.

 LIA Amount after the First Withdrawal. If you become eligible for the LIA Amount after you have taken your first withdrawal, the available LIA amount for the current and subsequent Annuity Years is equal to double the then current Annual Income Amount, however the available LIA amount in the current Annuity Year is reduced by any withdrawals that have been taken in the current Annuity Year. Cumulative withdrawals in an Annuity Year which are less than or equal to the LIA Amount (when eligible for the LIA amount) will not reduce your LIA Amount in subsequent Annuity Years, but any such withdrawals will reduce the LIA Amount on a dollar-for-dollar basis in that Annuity Year.

 Withdrawals in Excess of the LIA amount. If your cumulative withdrawals in an Annuity Year are in excess of the LIA Amount when you are eligible ("Excess Withdrawal"), your LIA Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the Excess Withdrawal. Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount up to and including the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Excess Withdrawals will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount. Any withdrawals that are less than or equal to the LIA amount (when eligible) but in excess of the free withdrawal amount available under this Annuity will not incur a CDSC.

 Withdrawals are not required. However, subsequent to the first withdrawal, the LIA Amount is not increased in subsequent Annuity Years if you decide not to take a withdrawal in an Annuity Year or take withdrawals in an Annuity Year that in total are less than the LIA Amount.

 Purchase Payments. If you are eligible for the LIA Amount as described under "Eligibility Requirements for LIA Amount" and you make an additional Purchase Payment, we will increase your LIA Amount by double the amount we add to your Annual Income Amount.

 Step Ups. If your Annual Income Amount is stepped up, your LIA Amount will be stepped up to equal double the stepped up Annual Income Amount.

 Guarantee Payments. If your Account Value is reduced to zero as a result of cumulative withdrawals that are equal to or less than the LIA Amount, or as a result of the fee that we assess for TrueIncome - Highest Daily 7 with LIA, and there is still a LIA Amount available, we will make an additional payment for that Annuity Year equal to the remaining LIA Amount. Thus, in that scenario, the remaining LIA Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the LIA Amount as described in this section. We will make payments until the death of the single designated life. Should the designated life no longer qualify for the LIA amount (as described under "Eligibility Requirements for LIA Amount" above), the Annual Income Amount would continue to be available. Subsequent eligibility for the LIA Amount would require the completion of the 120 day elimination period as well as meeting the LIA conditions listed above under "Eligibility Requirements for LIA Amount". To the extent that cumulative withdrawals in the current Annuity Year that reduce your Account Value to zero are more than the LIA Amount (except in the case of required minimum distributions), TrueIncome - Highest Daily 7 with LIA terminates, and no additional payments are made.

 Annuity Options. In addition to the TrueIncome - Highest Daily 7 Annuity Options described above, after the 10th benefit anniversary you may also request that we make annuity payments each year equal to the Annual Income Amount. In any year that you are eligible for the LIA Amount, we make annuity payments equal to the LIA Amount. If you would receive a greater payment by applying your Account Value to receive payments for life under your Annuity, we will pay the greater amount. Prior to the 10th benefit anniversary this option is not available.

 We will continue to make payments until the death of the Designated Life. If this option is elected, the Annual Income Amount and LIA Amount will not increase after annuity payments have begun.

 If you elect TrueIncome - Highest Daily 7 with LIA, and never meet the eligibility requirements you will not receive any additional payments based on the LIA Amount.

 2. We add the following as a new line item within the portion of the fee table entitled "Your Optional Benefit Fees and Charges" to reflect the fee for TrueIncome - Highest Daily 7 With Optional Lifetime Income Accelerator:

 TrueIncome - Highest Daily 7 w/Optional Lifetime Income Accelerator: maximum charge of 2.00% of PWV; current charge of 0.95% of PWV.*

          Total Maximum Charges               Total Current Charges
    ----------------------------------- -----------------------------------
    B Series: 1.15% of Sub-account net  B Series: 1.15% of Sub-account net
          assets + 2.00% of PWV               assets + 0.95% of PWV
    L Series: 1.50% of Sub-account net  L Series: 1.50% of Sub-account net
          assets + 2.00% of PWV               assets + 0.95% of PWV
    X Series: 1.55% of Sub-account net  X Series: 1.55% of Sub-account net
          assets + 2.00% of PWV               assets + 0.95% of PWV

 * TrueIncome - Highest Daily 7 with Lifetime Income Accelerator. Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For B Series, 0.95% of PWV is in addition to 1.15% annual charge of amounts invested in the Sub-accounts. For L Series, 0.95% of PWV is in addition to 1.50% annual charge of amounts invested in the Sub-accounts. For X Series, 0.95% of PWV is in addition to 1.55% annual charge of amounts invested in the Sub-accounts.

 C. Revision to the way that certain withdrawals of the Annual Income Amount are impacted by CDSC

 We add the following as the last sentence of the first paragraph under the sub-section entitled "Key Feature - Annual Income Amount under the TrueIncome
 - Highest Daily 7 Benefit" to make clear that no withdrawal of the Annual Income Amount (provided such withdrawal does not constitute Excess Income) will be subject to a CDSC:

 Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.

 D. Revised Asset Transfer Formula for TrueIncome/SM/ - Highest Daily 7 and TrueIncome - Spousal Highest Daily 7/SM/

 For elections of TrueIncome - Highest Daily 7 on or after February 9, 2009, the asset transfer formula differs from that set forth in the May 1, 2008 prospectus. The revised formula reflects the fact that Account Value may include amounts allocated to certain Fixed Rate Options. Currently, no Fixed Rate Options are available for use with TrueIncome - Highest Daily 7 and TrueIncome - Spousal Highest Daily 7.

 Here is the revised formula (the Table of "a" factors remains the same):

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
   . C\\u\\ - the upper target is established on the effective date of the TrueIncome - Highest Daily 7 benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

   .   L - the target value as of the current business day.

   .   r - the target ratio.

   . a - factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee.

   .   V\\v\\ - the total value of all Permitted Sub-accounts in the Annuity.

   . V\\F\\ - the total value of all elected Fixed Rate Options in the Annuity.

   .   B - the total value of the AST Investment Grade Bond Portfolio
       Sub-account.

   . P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation. After the first withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional purchase payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2) any highest quarterly value increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and (3) the Account Value.

   . T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account.

 * Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

 TARGET VALUE CALCULATION:
 On each business day, a target value (L) is calculated, according to the following formula. If the Account Value (V\\V\\ + V\\F\\) is equal to zero, no calculation is necessary.

                               L = 0.05 * P * a

 Transfer Calculation:
 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

              Target Ratio r    =    (L - B) / (V\\V\\ + V\\F\\).

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

       . If r (less than) C\\l\\, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    {Min(V\\V\\ + V\\F\\), [L - B - (V\\V\\ + V\\F\\) * C\\t\\] /      Money is transferred from the elected
           (1 - C\\t\\))}                                                     Sub-accounts and Fixed Rate Options to the
                                                                              Transfer Account
 T    =    {Min(B, - [L - B - (V\\V\\ + V\\F\\) * C\\t\\] / (1 - C\\t\\))}    Money is transferred from the Transfer Account
                                                                              to the elected Sub-accounts

 CHANGES TO TRUEINCOME - SPOUSAL HIGHEST DAILY 7

 1. We add the following, immediately after the section entitled "Additional Tax Considerations":

 A. Addition of Death Benefit (TrueIncome/SM/ - Spousal Highest Daily 7 with Beneficiary Income Option)

 The Annuity Owner may opt for a death benefit, the value of which is linked to the Annual Income Amount under the benefit. We refer to the death benefit as the Beneficiary Income Option. As detailed below, a beneficiary taking the Annuity's death benefit under this feature is paid the Annual Income Amount until the Protected Withdrawal Value is depleted. (Note that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount). We may impose a maximum charge of 2.00% of Protected Withdrawal Value ("PWV") but currently impose a charge of 0.95% of PWV annually, if you choose TrueIncome - Spousal Highest Daily 7 with Beneficiary Income Option. To reflect this death benefit option, we add the following to the description of TrueIncome - Spousal Highest Daily 7:

 TrueIncome/SM/ - Spousal Highest Daily 7 with Beneficiary Income Option
 We offer an optional death benefit feature under this benefit, the amount of which is linked to your Annual Income Amount. You may choose TrueIncome - Spousal Highest Daily 7 without also selecting the Beneficiary Income Option death benefit ("BIO"). If you elect TrueIncome - Spousal Highest Daily 7 without the Beneficiary Income Option and would like to add this feature later, you must terminate the TrueIncome - Spousal Highest Daily 7 benefit and elect the TrueIncome - Spousal Highest Daily 7 with Beneficiary Income Option. If you elected the TrueIncome - Spousal Highest Daily 7 benefit prior to your state's approval of BIO, you will have a 90 day transition period from the date the Beneficiary Income Option is approved in your state of residence to terminate your TrueIncome - Spousal Highest Daily 7 benefit and elect the TrueIncome - Spousal Highest Daily 7 benefit with Beneficiary Income Option. If you do not elect to add the Beneficiary Income Option in the 90 day transition period, you can elect it on any anniversary of the Issue Date that is at least 90 calendar days from the date that the TrueIncome - Spousal Highest Daily 7 benefit was terminated. If you terminate your TrueIncome - Spousal Highest Daily 7 benefit to elect the TrueIncome - Spousal Highest Daily 7 with Beneficiary Income Option benefit, you will lose all guarantees under the TrueIncome - Spousal Highest Daily 7 benefit, and will begin new guarantees under the TrueIncome - Spousal Highest Daily 7 with BIO based on the Account Value as of the date then new benefit is elected.

 If you elect the Beneficiary Income Option death benefit, you may not elect any other optional benefit. You may elect the Beneficiary Income Option death benefit so long as each Designated Life is no older than age 75 at the time of election. This death benefit is not transferable in the event of a divorce, nor may the benefit be split in accordance with any divorce proceedings or similar instrument of separation. Since this fee is based on the Protected Withdrawal Value, the fee for TrueIncome - Spousal Highest Daily 7 with BIO may be greater than it would have been, had it been based on the Account Value alone.

 For purposes of the Beneficiary Income Option death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under True Income - Spousal Highest Daily 7 itself (except that for the X Series, we exclude from the Protected Withdrawal Value the amount of any Credit that was granted within 12 months prior to death). Upon the first death of a Designated Life, no amount is payable under the Beneficiary Income Option death benefit. Upon the second death of a Designated Life, we identify the following amounts: (a) the amount of the base death benefit under the Annuity
 (b) the Protected Withdrawal Value and (c) the Annual Income Amount. If there were no withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death. If there were withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.

 If there is one beneficiary, he/she must choose to receive either the base death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of annual payment of the Annual Income Amount - such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Thus, each beneficiary can choose to take his/her portion of either (a) the basic death benefit or (b) the Beneficiary Income Option death benefit. In order to receive the Beneficiary Income Option death benefit, each beneficiary's share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary's death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.

 Here is an example to illustrate how the death benefit may be paid:

   . Assume that (i) the basic death benefit is $50,000, the Protected Withdrawal Value is $100,000, and the Annual Income Amount is $5,000;
       (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.
   . Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year pay out period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value).

 The pro-rated portion of the Annual Income Amount equal to $3,750 (i.e., the first beneficiary's 75% share multiplied by $5,000) is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary's 75% share of the $100,000 Protected Withdrawal Value).

 The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

 If you elect to terminate TrueIncome - Spousal Highest Daily 7 with Beneficiary Income Option, both TrueIncome - Spousal Highest Daily 7 and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate TrueIncome - Spousal Highest Daily 7 with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the "Election and Designations under the Program" section, above.

 2. We add the following as a new line item within the portion of the fee table entitled "Your Optional Benefit Fees and Charges" to reflect the fee for TrueIncome - Spousal Highest Daily 7 With Beneficiary Income Option:

 TrueIncome - Spousal Highest Daily 7 w/Beneficiary Income Option: maximum charge of 2.00% of PWV; current charge of 0.95% of PWV.*

          Total Maximum Charges               Total Current Charges
    ----------------------------------- -----------------------------------
    B Series: 1.15% of Sub-account net  B Series: 1.15% of Sub-account net
           assets + 2.00% of PWV              assets + 0.95% of PWV
    L Series: 1.50% of Sub-account net  L Series: 1.50% of Sub-account net
          assets + 2.00% of PWV               assets + 0.95% of PWV
    X Series: 1.55% of Sub-account net  X Series: 1.55% of Sub-account net
          assets + 2.00% of PWV               assets + 0.95% of PWV

 * TrueIncome - Spousal Highest Daily 7 with Beneficiary Income Option. Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For B Series, 0.95% of PWV is in addition to 1.15% annual charge of amounts invested in the Sub-accounts. For L Series, 0.95% of PWV is in addition to 1.50% annual charge of amounts invested in the Sub-accounts. For X Series, 0.95% of PWV is in addition to 1.55% annual charge of amounts invested in the Sub-accounts.

 B. Revision to the way that certain withdrawals of the Annual Income Amount are Impacted by CDSC

 We add the following as the last sentence of the first paragraph under the sub-section entitled "Key Feature - Annual Income Amount under the TrueIncome
 - Spousal Highest Daily 7 Benefit" to make clear that no withdrawal of the Annual Income Amount (provided such withdrawal does not constitute Excess Income) will be subject to a CDSC:

 Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.

 C. Revised Asset Transfer Formula for TrueIncome/SM/ - Highest Daily 7 and TrueIncome/SM/ - Spousal Highest Daily 7

 For elections of TrueIncome - Spousal Highest Daily 7 on or after February 9, 2009, the asset transfer formula differs from that set forth in the May 1, 2008 prospectus. See the section above under TrueIncome - Highest Daily 7 for the revised formula.

 EXPANDED GROUP OF AVAILABLE FUNDS

 Under Investment Options, What Are the Investment Objectives And Policies Of The Portfolios, we make the revisions appearing below.

 1. We replace the sentence stating "[t]he following chart lists the currently available and permitted investment options . . ." with the following:

 As a condition to your participating in certain of our optional benefits, we limit the investment options to which you may allocate your Account Value. Broadly speaking, we offer two groups of permitted funds. Under the first group, your allowable investment options are more limited, but you are not subject to mandatory quarterly re-balancing. Under the second group, you may allocate your Account Value between a broader range of investment options, but must participate in quarterly re-balancing. The set of tables immediately below describes the first category of permitted investment options. The second set of tables describes the second category, under which:

    (a)you must allocate at least 20% of your Account Value to certain fixed income portfolios (currently, the AST PIMCO Total Return Bond Portfolio and the AST Western Asset Core Plus Bond Portfolio)
    (b)you may allocate up to 80% in the equity and other portfolios listed in the table below
    (c)on each quarter (or the next Valuation Day, if the quarter-end is not a Valuation Day), we will automatically re-balance your Account Value, so that the percentages devoted to each Portfolio remain the same as those in effect on the immediately preceding quarter-end. Note that on the first quarter-end following your participation in the Optional Allocation and Rebalancing Program, we will re-balance your Account Value so that the percentages devoted to each Portfolio remain the same as those in effect when you began the Optional Allocation and Rebalancing Program.
    (d)between quarter-ends, you may re-allocate your Account Value among the investment options permitted within this category. If you reallocate, the next quarterly rebalancing will restore the percentages to those of your most recent reallocation.

 While those who do not participate in any optional benefit generally may invest in any of the investment options described in this prospectus, only those who participate in TrueIncome - Highest Daily 7 and TrueIncome - Spousal Highest Daily 7 may participate in the second category (along with its attendant re-balancing requirement). This second category is called our "Optional Allocation and Rebalancing Program." If you participate in the Optional Allocation and Rebalancing Program, you may not participate in a Dollar Cost Averaging Program or Automatic Rebalancing Program. We may modify or terminate the Optional Allocation and Rebalancing Program at any time. Any such modification or termination will (i) be implemented only after we have notified you in advance (ii) not affect the guarantees you had accrued under TrueIncome - Highest Daily 7 or TrueIncome - Spousal Highest Daily 7 or your ability to continue to participate in those optional benefits and (iii) not require you to transfer Account Value out of any Portfolio in which you participated immediately prior to the modification or termination.

 The following chart lists the currently available and permitted investment options when you choose certain optional benefits/1/:

                     Group I: Allowable Benefit Allocations

 1  Fund availability may vary by annuity.

 Optional Benefit Name/2/               Allowable Benefit Allocations
 TrueIncome                             AST Academic Strategies Asset
                                        Allocation Portfolio
 TrueIncome - Spousal                   AST Capital Growth Asset Allocation
                                        Portfolio
 TrueIncome - Highest Daily             AST Balanced Asset Allocation
                                        Portfolio
 TrueIncome - Highest Daily 7           AST Focus Four Plus Portfolio
 TrueIncome - Spousal Highest Daily 7   AST Preservation Asset Allocation
                                        Portfolio
 Highest Daily Value Death Benefit      AST First Trust Balanced Target
                                        Portfolio
 TrueIncome - Highest Daily 7 with      AST First Trust Capital Appreciation
                                        Target Portfolio
 Lifetime Income Accelerator            AST Advanced Strategies Portfolio
 TrueIncome - Highest Daily 7 with      AST T. Rowe Price Asset Allocation
                                        Portfolio
 Beneficiary Income Option              AST UBS Dynamic Alpha Strategy
                                        Portfolio
 TrueIncome - Spousal Highest Daily 7   AST Schroders Multi-Asset World
                                        Strategies Portfolio
 with Beneficiary Income Option         AST Niemann Capital Growth Asset
                                        Allocation Portfolio
                                        AST CLS Growth Asset Allocation
                                        Portfolio
                                        AST CLS Moderate Asset Allocation
                                        Portfolio
                                        AST Horizon Growth Asset Allocation
                                        Portfolio
                                        AST Horizon Moderate Asset Allocation
                                        Portfolio
                                        Franklin Templeton VIP Founding Funds
                                        Allocation Fund

 Combo 5% Rollup & HAV Death Benefit    All investment options permitted
 Guaranteed Minimum Income Benefit
 TrueAccumulation

             Group II: Optional Allocation and Rebalancing Program

 Optional Benefit Name/2/               Allowable Benefit Allocations
 TrueIncome - Highest Daily 7           AST Academic Strategies Asset
                                        Allocation
 TrueIncome - Spousal Highest Daily 7   AST Advanced Strategies
 TrueIncome - Highest Daily 7 with      AST Aggressive Asset Allocation
 Lifetime Income Accelerator            AST AllianceBernstein Core Value
 TrueIncome - Highest Daily 7 with      AST AllianceBernstein Growth & Income
 Beneficiary Income Option              AST American Century Income & Growth
 TrueIncome - Spousal Highest Daily 7   AST Balanced Asset Allocation
 with Beneficiary Income Option         AST Capital Growth Asset Allocation
                                        AST CLS Growth Asset Allocation
                                        AST CLS Moderate Asset Allocation
                                        AST Cohen & Steers Realty
                                        AST DeAM Large-Cap Value
                                        AST Federated Aggressive Growth
                                        AST First Trust Balanced Target
                                        AST First Trust Capital Appreciation
                                          Target
                                        AST Focus Four Plus
                                        AST Global Real Estate
                                        AST Goldman Sachs Concentrated Growth
                                        AST Goldman Sachs Mid-Cap Growth
                                        AST Goldman Sachs Small-Cap Value
                                        AST High Yield
                                        AST Horizon Growth Asset Allocation
                                        AST Horizon Moderate Asset Allocation
                                        AST International Growth
                                        AST International Value
                                        AST JPMorgan International Equity
                                        AST Large-Cap Value
                                        AST Lord Abbett Bond-Debenture
                                        AST Marsico Capital Growth
                                        AST MFS Global Equity
                                        AST MFS Growth
                                        AST Mid-Cap Value
                                        AST Money Market
                                        AST Neuberger Berman Mid-Cap Growth
                                        AST Neuberger Berman/LSV Midcap Value
                                        AST Neuberger Berman Small-Cap Growth
                                        AST Niemann Capital Growth Asset
                                          Allocation
                                        AST Parametric Emerging Markets Equity
                                        AST PIMCO Limited Maturity Bond
                                        AST PIMCO Total Return Bond
                                        AST Preservation Asset Allocation
                                        AST QMA US Equity Alpha
                                        AST Schroders Multi-Asset World
                                          Strategies Portfolio
                                        AST Small-Cap Growth
                                        AST Small-Cap Value
                                        AST T. Rowe Price Asset Allocation
                                        AST T. Rowe Price Global Bond
                                        AST T. Rowe Price Large-Cap Growth
                                        AST T. Rowe Price Natural Resources
                                        AST UBS Dynamic Alpha Strategy
                                        AST Western Asset Core Plus Bond
                                        Franklin Templeton VIP Founding Funds
                                          Allocation Fund
                                        ProFund VP Consumer Goods
                                        ProFund VP Consumer Services

                                        Allowable Benefit Allocations
                                        ProFund VP Financials
                                        ProFund VP Health Care
                                        ProFund VP Industrials
                                        ProFund VP Large-Cap Growth
                                        ProFund VP Large-Cap Value
                                        ProFund VP Mid-Cap Growth
                                        ProFund VP Mid-Cap Value
                                        ProFund VP Real Estate
                                        ProFund VP Small-Cap Growth
                                        ProFund VP Small-Cap Value
                                        ProFund VP Telecommunications
                                        ProFund VP Utilities

 2 Detailed Information regarding these optional benefits can be found in the "Living Benefits" and "Death Benefits" sections of this prospectus.

 CHANGE TO LEGAL MATTERS

 We make the following change under the section entitled "General Information," the subsection entitled "Legal Matters" is deleted and replaced with the following:

 LEGAL MATTERS

 All matters of Illinois law pertaining to the Annuities, including the validity of the Annuities and Allstate Life Insurance Company's right to issue such Annuities under Illinois law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life Insurance Company.

                                                           SKU#RA17-1 SUP3 2/09

PART C

                               OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(b)EXHIBITS


  4 (a)(a) Form of TrueIncome - Highest Daily 7 with Beneficiary Income Option
           Rider. Filed herewith.

  4 (a)(b) Form of TrueIncome - Highest Daily 7 with Lifetime Income
           Accelerator Rider. Filed herewith.

  9 Opinion and Consent of Susan L. Lees, Director, Senior Vice President, General Counsel and Secretary of Allstate Life Insurance Company regarding the legality of the securities being registered. Filed herewith.

  13 Powers of Attorney for David A. Bird, Michael B. Boyle, Don Civgin, Frederick F. Cripe, Judith P. Greffin, James E. Hohmann, Susan L. Lees, John C. Lounds, Samuel H. Pilch, John C. Pintozzi, George E. Ruebenson, Eric A. Simonson, Kevin R. Slawin, Douglas B. Welch, Thomas J. Wilson. Filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment to be signed on its behalf in the Town of Northbrook and the State of Illinois on this 8th day of October, 2008.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                                  Registrant

                      By: Allstate Life Insurance Company


BY:  /s/ SUSAN L. LEES
     --------------------------
     Susan L. Lees
     Director, Senior Vice
     President
     General Counsel &
     Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 8th day of October, 2008.

*/ DAVID A. BIRD        Director and Senior Vice President
-----------------------
David A. Bird

*/ MICHAEL B. BOYLE     Director and Senior Vice President
-----------------------
Michael B. Boyle

*/ DON CIVGIN           Director
-----------------------
Don Civgin

*/ FREDERICK F. CRIPE   Director and Executive Vice President
-----------------------
Frederick F. Cripe

*/ JUDITH P. GREFFIN    Director, Senior Vice President, and Chief Investment
----------------------- Officer
Judith P. Greffin

*/ JAMES E. HOHMANN     Director, President and Chief Executive Officer
----------------------- (Principal Executive Officer)
James E. Hohmann

/s/ SUSAN L. LEES       Director, Senior Vice President,
----------------------- Secretary and General Counsel
Susan L. Lees

*/ JOHN C. LOUNDS       Director and Senior Vice President
-----------------------
John C. Lounds

*/ SAMUEL H. PILCH      Controller and Group Vice President
----------------------- (Principal Accounting Officer)
Samuel H. Pilch

*/ JOHN C. PINTOZZI     Director, Senior Vice President and Chief Financial
----------------------- Officer (Principal Financial Officer)
John C. Pintozzi

*/ GEORGE E. REUBENSON  Director
-----------------------
George E. Reubenson

*/ ERIC A. SIMONSON     Director, Senior Vice President
-----------------------
Eric A. Simonson

*/ KEVIN R. SLAWIN      Director and Senior Vice President
-----------------------
Kevin R. Slawin

*/ DOUGLAS B. WELCH     Director and Senior Vice President
-----------------------
Douglas B. Welch

*/ THOMAS J. WILSON II  Director and Chairman of the Board
-----------------------
Thomas J. Wilson II

*/ By: Susan L. Lees, pursuant to Power of Attorney, filed herewith.

Exhibit Index

Exhibit No. Exhibit
----------- ------------------------------------------------------------------

 4 (a)(a) Form of TrueIncome - Highest Daily 7 with Beneficiary Income Option Rider

 4 (a)(b) Form of TrueIncome - Highest Daily 7 with Lifetime Income Accelerator Rider

    9 Opinion and Consent of Susan L. Lees, Director, Senior Vice President, General Counsel and Secretary of Allstate Life Insurance Company regarding the legality of the securities being registered.

    13 Powers of Attorney for David A. Bird, Michael B. Boyle, Don Civgin, Frederick F. Cripe, Judith P. Greffin, James E. Hohmann, Susan L. Lees, John C. Lounds, Samuel H. Pilch, John C. Pintozzi, George E. Ruebenson, Eric A. Simonson, Kevin R. Slawin, Douglas B. Welch, Thomas J. Wilson.